Non-Controlling Interests (Details) - Schedule of Financial Information Subsidiaries - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
ARB WMS [Member]
Results
Revenue
(Loss)/Profit for the financial year	(3,872)	3,460	(74,668)
Total comprehensive (loss)/income	(3,872)	3,460	(74,668)
Cash flows (used in)/from operating activities	(3,872)	(69,997)	187,421
Cash flows from investing activities
Cash flows (used in)/from financing activities
Net (decrease)/increase in cash and cash equivalents	(3,872)	(69,997)	187,421
Assets and liabilities
Non-current assets
Current assets		217,428	287,421
Current liabilities		(3,000)	(76,457)
Net assets		214,428	210,964
ARB Distribution [Member]
Results
Revenue	5,716,647	20,143,250	17,155,978
(Loss)/Profit for the financial year	638,002	(31,525)	(411,856)
Total comprehensive (loss)/income	638,002	(31,525)	(411,856)
Cash flows (used in)/from operating activities	385,640	105,708	602,859
Cash flows from investing activities	10	10	890
Cash flows (used in)/from financing activities	(3,460,000)	2,600,000	2,591,295
Net (decrease)/increase in cash and cash equivalents	RM (3,074,350)	2,705,718	3,195,044
Assets and liabilities
Non-current assets
Current assets		6,896,593	4,421,408
Current liabilities		(3,461,715)	(2,305,015)
Net assets		RM 3,434,878	2,116,393
ARB Robotic Group [Member]
Results
Revenue			6,090,000
(Loss)/Profit for the financial year			4,807,704
Total comprehensive (loss)/income			4,807,704
Cash flows (used in)/from operating activities			458,954
Cash flows from investing activities
Cash flows (used in)/from financing activities			(74,327)
Net (decrease)/increase in cash and cash equivalents			384,627
Assets and liabilities
Non-current assets			23,851,293
Current assets			407,717
Current liabilities			(324,263)
Net assets			RM 23,934,747